INVENTORIES	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:	INVENTORIES

	June 30,	December 31,
	2024	2023
	$ thousands
Raw materials	27,385	33,790
Work in progress	475	486
Finished products	31,630	34,535

	59,490	68,811

During the six-month period ended June 30, 2024, and 2023 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $2,311 thousand and $3,528 thousand respectively that have been included in cost of revenues.

As of June 30, 2024, the Company has an outstanding inventory purchase orders with its suppliers in the amount of $39,527 thousand. The commitments are due primarily within one year.